Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Auditors [Abstract]
Total remuneration	$ 753,891	$ 688,364	$ 866,712
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	736,373	661,381	789,291
Other audit and assurance services in relation to regulatory filings overseas	0	0	77,421
Other Auditors [Abstract]
Audit of the local statutory accounts overseas	17,518	26,983	0
Total remuneration	$ 753,891	$ 688,364	$ 866,712